CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Corporate Organization Nature Of Operations And Summary Of Significant Accounting Policies Table
Concentration of Credit Risk

Concentration of Accounts Receivable

As of March 31, 2018, customers that each represented more than 10% of the Company’s net accounts receivable balance were as follows:

Customer A	48%
Customer B	24%

As of December 31, 2017, there was a single customer that represented 94% of the Company’s net accounts receivable balance.

Concentration of Revenues

For the three months ended March 31, 2018, customers that each represented more than 10% of our net revenues were as follows:

Customer A	69%
Customer B	15%

Concentration of Accounts Receivable

At December 31, 2017 and 2016, customers that each accounted for more than 10% of our accounts receivable were as follows:

	2017	2016
Customer 1	94%	–
Customer 2	–	71%
Customer 3	–	25%

Concentration of Revenues

For the years ended December 31, 2017 and 2016, customers that each represented more than 10% of our revenues were as follows:

	2017	2016
Customer A	28%	–
Customer B	12%	14%
Customer C	–	26%
Customer D	–	30%